UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):           [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG Capital, L.P.
Address:   301 Commerce Street, Suite 3300
           Fort Worth, TX 76102


Form 13F File Number: 28-13396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Clive Bode
Title:       General Counsel
Phone:       (817) 871-4000

  Signature, Place, and Date of Signing:

/s/  Clive Bode           Fort Worth, Texas                    August 14, 2009

*TPG Capital, L.P. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated rows, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion and related entities.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     $769,034
                                            (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                     FORM 13F INFORMATION TABLE


           Name of              Title of          CUSIP    Value     Shares /   Sh/ Put/  Investment   Other     Voting Authority
            Issuer               Class            Number  (x$1000)   Prn Amt    Prn Call  Discretion  Managers  Sole    Shared  None
Agria Corp.                    Sponsored ADR   00850H103     9,039   8,650,000      Sh      Defined*           8,650,000     0     0
Biocryst Pharmaceuticals            Com        09058V103     5,577   1,383,969      Sh      Defined*           1,383,969     0     0
Burger King Hldgs Inc.              Com        1212081201  261,321  15,131,497      Sh      Defined*          15,131,497     0     0
Cardiovascular Sys Inc Del          Com        141619106     2,122     275,290      Sh      Defined*             275,290     0     0
Fidelity Natl Information Sv        Com        31620M106    45,215   2,265,297      Sh      Defined*           2,265,297     0     0
Finisar                             Com        31787A101     4,996   8,764,670      Sh      Defined*           8,764,670     0     0
Genomic Health Inc.                 Com        37244C101    33,105   1,910,273      Sh      Defined*           1,910,273     0     0
Graphic Packaging Hldg Co.          Com        388689101   241,851 132,158,875      Sh      Defined*         132,158,875     0     0
Mylan Inc.                          Com        628530107    47,923   3,672,231      Sh      Defined*           3,672,231     0     0
Netscout Sys Inc.                   Com        64115T104    27,819   2,965,823      Sh      Defined*           2,965,823     0     0
Smart Modular Technologies Inc.   Ord SHS      G82245104    22,270   9,810,513      Sh      Defined*           9,810,513     0     0
Successfactors Inc.                 Com        864596101    64,933   7,073,260      Sh      Defined*           7,073,260     0     0
Zhone Technologies Inc. New         Com        98950P108     2,863   8,950,774      Sh      Defined*           8,950,774     0     0